Affiliated companies and variable interest entities (Summary of Financial Information for Affiliated Companies Accounted for by Equity Method) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 JPY (¥) Entity	Mar. 31, 2019 JPY (¥) Entity	Mar. 31, 2018 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 16,551,569	¥ 13,555,478
Noncurrent assets	14,869,913	12,464,250
Total assets	31,421,482	26,019,728
Current liabilities	9,819,357	8,322,336
Long-term liabilities and noncontrolling interests	9,421,112	6,398,659
Affiliated companies accounted for by the equity method shareholders' equity	12,181,013	11,298,733
Total liabilities and shareholders' equity	31,421,482	26,019,728
Toyota's share of affiliated companies accounted for by the equity method shareholders' equity	¥ 4,090,790	¥ 3,313,703	¥ 3,162,711
Number of affiliated companies accounted for by the equity method at end of period | Entity	72	63
Net revenues	¥ 35,340,807	¥ 32,200,711	30,680,535
Gross profit	4,315,967	4,070,621	4,065,344
Net income attributable to affiliated companies accounted for by the equity method	841,938	857,832	1,344,687
Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	¥ 271,152	¥ 360,066	¥ 470,083